Investment Objectives and Goals - Virtus Reaves Utilities ETF	Nov. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Reaves Utilities ETF (the “Fund”) seeks to provide total return through a combination of capital appreciation and income.